Fees Summary	Mar. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 983,181.40
Previously Paid Amount	0.00
Total Fee Amount	135.78
Total Offset Amount	0.00
Net Fee	$ 135.78
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A